Fair Value of Financial Instruments (Tables)	1 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments
Schedule of the entity's financial instruments carried at fair value based upon the balance sheet by the valuation hierarchy

	Estimated Fair Value
	Level I	Level II	Level III	Total
Asset
Agency RMBS	$-	$1,891,988	$-	$1,891,988
Agency interest-only strips accounted for as derivatives, included in RMBS	-	26,844	-	26,844
Derivative assets	-	1,283	-	1,283
Total	$-	$1,920,115	$-	$1,920,115

Liabilities
Derivative liabilities	$-	$6,327	$-	$6,327
Total	$-	$6,327	$-	$6,327